Pacer US Small Cap Cash Cows 100 ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communication Services - 2.8%
AMC Networks, Inc. - Class A (a)(b)	10,125,232	$112,693,832
Scholastic Corp.	1,112,903	34,867,251
Thryv Holdings, Inc. (a)	1,569,525	30,574,347
YELP, Inc. (a)	2,676,064	97,489,012
		275,624,442

Consumer Discretionary - 29.3%(c)
Academy Sports & Outdoors, Inc. (b)	3,246,481	175,537,228
Adtalem Global Education, Inc. (a)	1,319,624	103,471,718
Buckle, Inc. (b)	2,084,467	90,028,130
Cavco Industries, Inc. (a)(b)	201,901	83,712,193
Ethan Allen Interiors, Inc. (b)	882,740	27,250,184
Fox Factory Holding Corp. (a)	1,573,608	84,014,931
G-III Apparel Group Ltd. (a)	5,228,389	144,146,685
Guess?, Inc. (b)	4,006,312	96,351,804
Hanesbrands, Inc. (a)(b)	35,095,605	208,467,894
Kontoor Brands, Inc. (b)	2,027,397	142,221,900
La-Z-Boy, Inc. (b)	1,385,241	61,144,538
LCI Industries (b)	1,353,404	157,928,713
Leggett & Platt, Inc. (b)	9,203,056	121,204,247
M/I Homes, Inc. (a)	1,164,403	194,257,352
Movado Group, Inc.	1,007,213	26,086,817
Newell Brands, Inc.	25,703,543	220,793,434
Oxford Industries, Inc. (b)	544,300	57,331,119
Patrick Industries, Inc. (b)	1,314,808	168,374,312
Perdoceo Education Corp.	2,625,074	65,075,584
Signet Jewelers Ltd. (b)	2,055,071	172,893,123
Sonos, Inc. (a)	3,495,540	47,189,790
Standard Motor Products, Inc.	1,065,198	34,863,930
Vista Outdoor, Inc. (a)	3,585,245	145,668,504
Winnebago Industries, Inc. (b)	1,422,076	88,908,191
Wolverine World Wide, Inc.	4,723,332	70,235,947
Worthington Enterprises, Inc. (b)	2,615,517	130,540,453
		2,917,698,721

Consumer Staples - 6.1%
Andersons, Inc.	3,712,391	202,436,681
Cal-Maine Foods, Inc. (b)	1,487,047	106,427,954
Central Garden & Pet Co. (a)(b)	3,149,011	125,456,598
John B Sanfilippo & Son, Inc.	342,928	35,962,860
Nu Skin Enterprises, Inc. - Class A - Class A	2,377,556	26,676,178
USANA Health Sciences, Inc. (a)	464,188	20,702,785
Vector Group Ltd.	7,028,168	89,819,987
		607,483,043

Energy - 12.9%
Cactus, Inc. - Class A (b)	2,306,912	145,612,286
CONSOL Energy, Inc. (a)	1,824,048	182,058,231
CVR Energy, Inc. (b)	6,717,625	192,124,075
Dorian LPG Ltd. (b)	3,040,000	124,214,400
Helix Energy Solutions Group, Inc. (a)	6,797,000	80,204,600
Helmerich & Payne, Inc. (b)	3,798,778	153,546,607
Liberty Energy, Inc. (b)	6,008,322	145,100,976
Patterson-UTI Energy, Inc.	14,597,801	160,429,833
ProPetro Holding Corp. (a)	3,636,156	34,870,736
RPC, Inc. (b)	8,599,843	64,240,827
		1,282,402,571

Health Care - 11.0%
Alkermes PLC (a)	5,598,477	152,950,392
AMN Healthcare Services, Inc. (a)(b)	1,926,136	130,245,316
Catalyst Pharmaceuticals, Inc. (a)	2,940,516	50,694,496
Collegium Pharmaceutical, Inc. (a)(b)	3,380,638	130,391,208
Cross Country Healthcare, Inc. (a)(b)	4,517,581	82,400,677
Harmony Biosciences Holdings, Inc. (a)(b)	2,490,459	84,326,942
Innoviva, Inc. (a)(b)	3,329,799	62,733,413
Ironwood Pharmaceuticals, Inc. (a)	8,839,722	60,375,301
Omnicell, Inc. (a)	2,054,344	60,007,388
Owens & Minor, Inc. (a)	6,739,787	110,667,303
Pacira BioSciences, Inc. (a)	2,145,091	44,296,129
Premier, Inc. (b)	4,018,046	84,298,605
Supernus Pharmaceuticals, Inc. (a)(b)	1,338,384	39,910,611
		1,093,297,781

Industrials - 20.9%
ABM Industries, Inc.	2,457,415	136,533,977
American Woodmark Corp. (a)	837,483	85,548,888
Apogee Enterprises, Inc.	907,582	62,296,429
Boise Cascade Co.	1,230,743	174,876,273
DNOW, Inc. (a)(b)	6,984,391	107,280,246
DXP Enterprises, Inc./TX (a)	710,612	38,913,113
Gibraltar Industries, Inc. (a)	1,075,549	79,881,024
GMS, Inc. (a)(b)	1,464,853	140,962,804
Heidrick & Struggles International, Inc.	941,604	37,795,985
Herman Miller, Inc.	3,988,274	123,716,260
Hub Group, Inc. - Class A	2,340,604	109,470,049
Insteel Industries, Inc.	635,920	21,780,260
Interface, Inc.	2,396,849	41,417,551
Kelly Services, Inc. - Class A	826,128	19,438,792
Liquidity Services, Inc. (a)	795,616	17,877,492
Masterbrand, Inc. (a)	6,713,909	121,186,057
Mueller Industries, Inc. (b)	3,263,984	231,547,025
Powell Industries, Inc. (b)	465,480	85,476,092
Quanex Building Products Corp. (b)	1,286,361	42,964,457
Resideo Technologies, Inc. (a)	6,062,945	137,750,110
SkyWest, Inc. (a)	2,233,954	178,582,283
Titan International, Inc. (a)	4,449,308	37,908,104
Wabash National Corp. (b)	2,375,565	51,050,892
		2,084,254,163

Information Technology - 11.7%
A10 Networks, Inc.	1,707,764	22,354,631
Adeia, Inc.	4,503,667	52,918,087
Benchmark Electronics, Inc.	1,772,620	84,855,319
DXC Technology Co. (a)(b)	10,037,017	204,152,926
ePlus, Inc. (a)	1,150,222	105,728,406
Insight Enterprises, Inc. (a)(b)	909,040	204,079,480
InterDigital, Inc. (b)	737,104	90,486,887
PC Connection, Inc.	1,249,763	89,445,538
Photronics, Inc. (a)	2,460,015	62,508,981
ScanSource, Inc. (a)	2,303,761	119,910,760
Xerox Holdings Corp. (b)	12,490,117	134,456,110
		1,170,897,125

Materials - 5.2%
Alpha Metallurgical Resources, Inc. (b)	608,756	179,832,610
Arch Resources, Inc. (b)	993,868	145,651,355
Clearwater Paper Corp. (a)	1,291,180	71,621,755
Olympic Steel, Inc. (b)	749,023	37,960,486
SunCoke Energy, Inc.	4,676,380	54,713,646
TimkenSteel Corp. (a)(b)	1,517,339	34,018,740
		523,798,592
TOTAL COMMON STOCKS (Cost $9,098,059,229)		9,955,456,438

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.5%
Mount Vernon Liquid Assets Portfolio, LLC -5.51% (d)	1,243,009,731	1,243,009,731
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,243,009,731)		1,243,009,731

TOTAL INVESTMENTS - 112.4% (Cost $10,341,068,960)		11,198,466,169
Liabilities in Excess of Other Assets - (12.4)%		(1,236,162,191)
TOTAL NET ASSETS - 100.0%		$9,962,303,978

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $1,239,994,542 which represented 12.4% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Pacer US Small Cap Cash Cows 100 ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$9,955,456,438	$–	$–	$9,955,456,438
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	1,243,009,731
Total Investments	$9,955,456,438	$–	$–	$11,198,466,169

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.